PROVISION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
PROVISION AND CONTINGENCIES
PROVISION AND CONTINGENCIES

19)  PROVISION AND CONTINGENCIES

a)  Accounting policy

Provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provision is restated at the balance sheet date considering the likely amount of loss and the nature of each provision.

Provision amounts for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provision for civil, labor, tax and regulatory contingencies.

Judicial deposits are classified as assets given that the conditions required for their net presentation with provision do not exist.

Provision for civil, labor, tax and regulatory legal claims

The Company and its subsidiaries are parts to administrative; labor, tax, civil and regulatory claims, and accounting provision amounts have been recorded in respect of claims whose likelihood of loss was classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provision is reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.

Provision for decommissioning of assets

Refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned as the present value from amounts expected to settle the obligation using estimated cash flows and they are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the statement of income as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.

Contingent liabilities recognized in a business combination

A contingent liability recognized in business combination is initially measured at fair value.

Refers to contingent liabilities from the Purchase Price Allocation (PPA) on acquisition of the controlling interest of Vivo Participações in 2011 and GVTPart. in 2015.

b)  Critical estimates and judgments

The obligation arising from the provisions can be legal or constructive, derived from, among other factors, regulations, contracts, customary practices or public commitments that expose third parties to a valid expectation that the Company or its subsidiaries will assume certain responsibilities. The determination of the provision is based on the best estimate of the disbursement required to settle the corresponding obligation, considering the information available as at the closing date, including the opinion of independent experts, such as legal advisors.

c)  Information on provisions and contingencies

Breakdown of changes in provision for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provision for decommissioning are as follows:

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	liabilities (PPA)	decommissioning	Total
Balance on 12.31.18	779,686	1,951,897	1,004,803	1,022,216	827,275	673,448	6,259,325
Initial adoption IFRC 23 (Note 7)	—	(68,945)	—	—	—	—	(68,945)
Additions (reversal), net (Note 26)	152,105	32,719	364,008	93,634	(16,986)	(90,159)	535,321
Other additions (reversal) (1)	(5,709)	—	(2,381)	—	—	(4,191)	(12,281)
Write-offs due to payment	(485,539)	(364,992)	(833,579)	(43,068)	—	—	(1,727,178)
Interest accruals	99,526	25,270	264,590	72,954	21,433	57,591	541,364
Business combinations (Note 1 c)	7,805	—	7	—	—	—	7,812
Balance on 12.31.19	547,874	1,575,949	797,448	1,145,736	831,722	636,689	5,535,418
Additions (reversal), net (Note 26)	126,167	122,419	374,464	69,486	(18,631)	(7,306)	666,599
Other additions (reversal) (1)	6,390	—	(6,020)	—	—	(236,598)	(236,228)
Write-offs due to payment	(287,028)	(24,763)	(575,484)	(39,782)	—	—	(927,057)
Interest accruals	106,307	125,647	281,543	31,891	10,154	15,857	571,399
Balance on 12.31.20	499,710	1,799,252	871,951	1,207,331	823,245	408,642	5,610,131
Balance on 12.31.19
Current	236,130	—	113,307	25,008	—	—	374,445
Non-current	311,744	1,575,949	684,141	1,120,728	831,722	636,689	5,160,973
Balance on 12.31.20
Current	176,582	—	180,965	60,055		51	417,653
Non-current	323,128	1,799,252	690,986	1,147,276	823,245	408,591	5,192,478

(1)Provision for decommissioning refers to the reversal resulting from the review of costs for dismantling technical sites. The effects of this reversal were recognized against property, plant and equipment.

c.1) Labor provision and contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	499,710	547,874
Possible losses	1,435,790	452,070

Labor provision and contingencies involve lawsuits filed by former employees and outsourced employees (the latter involving subsidiary or joint liability) claiming for, among other issues, overtime, salary equalization, post-retirement benefits, allowance for health hazard and risk premium, and matters relating to outsourcing. The variation of R$983,720 in possible contingencies was due to new actions and revaluations that occurred in the period, due to the progress of the lawsuits.

The Company is also a defendant in lawsuits filed by retired former employees, linked to the Retirement Medical Assistance Plan (“PAMA”), which require, among other things, the annulment of changes in the medical plan. There are currently four actions underway with this object. All are in an advanced stage, awaiting judgment by the Superior Courts, two of which remain in the Labor Court and two have been referred to the Civil Court, with favorable decisions. The Company's management, based on the opinion of its legal advisors and recent court rulings, considers these actions to be of possible risk. No amount was attributed to these actions due to the nature of the requests (cancellation of changes to health plans), since, at this moment, in the event of loss, there is no way to estimate the loss for the Company. Therefore, no loss amounts were provisioned for these lawsuits.

In addition, the Company is a party to Public Civil Actions filed by the Public Prosecution Service. In August 2018, the majority of the Federal Supreme Court (“STF”) Ministers ruled the outsourcing to be legally valid, including core activities, enabling the subsidiary to provide services. As a result of this decision, most of the Public Civil Actions have already had decisions based on the legality of outsourcing in the analyzed contract and the consequent filing of the processes. However, awaiting judgment of the motion for clarification to clarify the scope of said decision, including for cases that have already been res judicata, an opportunity in which the application of said decision will be evaluated in each of the residual processes in which the topic is discussed. In view of these considerations, there are still no conditions to estimate amounts or possible losses for the Company.

c.2) Tax provision and contingencies

The Company and its subsidiaries are defending various assessments filed by the Federal Revenue of Brazil (“RFB”) for alleged incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels. Management, supported by the position of its legal advisors, believes that a large part of these deductions will probably be accepted in decisions of higher courts of last resort (acceptance probability greater than 50%).

For cases in which the Company and its subsidiaries believe that the probability of acceptance by the tax authority is less than 50% a provision is recognized.

Details of above cases are disclosed in Note 7 (d).

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	1,799,252	1,575,949
Federal	622,246	573,229
State	625,019	466,164
Municipal	37,506	34,915
FUST	514,481	501,641
Possible losses	29,368,422	26,104,867
Federal	3,257,998	2,233,733
State	17,447,000	15,460,028
Municipal	754,827	669,114
FUST, FUNTTEL and FISTEL	7,908,597	7,741,992

c.2.1) Tax provisions

Management, under advice of legal counsel, believes that the following losses are probable in the federal, state, municipal and regulatory (FUST) tax proceedings:

Federal taxes

The Company and/or its subsidiaries are party to administrative and legal proceedings at the federal level relating to: (i) claims for the non-ratification of compensation and refund requests formulated; (ii) IRRF and CIDE on remittances abroad related to technical and administrative assistance and similar services, as well as royalties; (iii) withholding income tax on interest on equity; (iv) Social Investment Fund (Finsocial) offset amounts; (v) additional charges to the PIS and COFINS tax base, as well as additional charges to COFINS required by Law No. 9,718/98; and (vi) ex-tariff, cancellation of the benefits under CAMEX Resolution No. 6, increase in the import duty from 4% to 28%.

State taxes

The Company and/or its subsidiaries are party to administrative and judicial proceedings at the state level relating to ICMS, regarding: (i) disallowance credits; (ii) non-taxation of alleged telecommunications services; (iii) tax credit for challenges/disputes over telecommunication services not provided or wrongly charged (Agreement 39/01); (iv) rate differential; (v) leasing of infrastructure for internet services (data); (vi) outflows of goods with prices lower than those of acquisition; and (vii) non-taxation discounts to customers.

Municipal taxes

The Company and/or its subsidiaries are party to municipal tax proceedings, at the judicial level, relating to: (i) Property tax (“IPTU”); (ii) Services tax (“ISS”) on equipment leasing services, non-core activities and supplementary activities; and (iii) withholding of ISS on contractors' services.

FUST

The Company and/or its subsidiaries have judicial proceedings related to the non-inclusion of interconnection expenses and industrial exploitation of a dedicated line in the calculation basis of FUST.

c.2.2) Possible losses - tax contingencies

Management, under advice of legal counsel, believes that the risk of loss from the following federal, state, municipal and regulatory (FUST, FUNTTEL and FISTEL) are possible:

Federal taxes

The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the federal level, which are awaiting decision at different court levels.

The more significant of these proceedings are: (i) dissatisfaction from failure to approve requests for compensation submitted by the Company; (ii) INSS (a) on compensation payment for salary losses arising from the "Plano Verão" and the "Plano Bresser"; (b) SAT, social security amounts owed to third parties (INCRA and SEBRAE); (c) meals to employees, withholding of 11% (assignment of workforce); (d) Stock Options - requirement of social security contributions on amounts paid to employees under the stock option plan; and (e) PLR; (iii) deduction of COFINS on swap operation losses; (iv) PIS and COFINS: (a) accrual basis versus cash basis; (b) levies on value-added services; and (c) monthly subscription services; (v) IPI levied on shipment of fixed access units from the Company's establishment; (vi) Financial transaction tax (IOF) - on loan transactions, intercompany loans and credit transactions; and (vii) IRRF on capital gain on the sale of the GVT Group to the Company (included in the 2020 financial year).

State taxes

The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the state level, related to ICMS, which are awaiting decision in different court levels: (i) rental of movable property; (ii) reversal of previously unused credits; (iii) service provided outside São Paulo state paid to São Paulo state; (iv) co-billing; (v) tax substitution with a fictitious tax base (tax guideline); (vi) use of credits on acquisition of electric power; (vii) secondary activities, value added and supplementary services; (viii) tax credits related to claims/challenges regarding telecommunications services not provided or mistakenly charged (Agreement 39/01); (ix) deferred collection of interconnection (“DETRAF” - Traffic and Service Provision Document); (x) credits derived from tax benefits granted by other states; (xi) disallowance of tax incentives related to cultural projects; (xii) transfers of assets among business units owned by the Company; (xiii) communications service tax credits used in provision of services of the same nature; (xiv) card donation for prepaid service activation; (xv) reversal of credit from return and free lease in connection with assignment of networks (used by the Company itself and exemption of public bodies); (xvi) DETRAF fine; (xvii) own consumption; (xviii) exemption of public bodies; (xix) discounts granted; (xx) new tax register bookkeeping without prior authorization by tax authorities; (xxi) advertising services; (xxii) unmeasured services; and (xxiii) monthly subscription, which is in the STF with declaration liens and the Company awaits the judgment of the STF on the request for modulation.

Municipal taxes

The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the municipal level, which are awaiting decision at different court levels.

The more significant of these proceedings are: (i) ISS on: (a) non-core activity, value-added and supplementary services; (b) withholding at source; (c) call identification and mobile phone licensing services; (d) full-time services, provision, returns and cancelled tax receipts; (e) data processing and antivirus; (f) charge for use of mobile network and lease of infrastructure; (g) advertising services; and (h) services provided by third parties; (ii) IPTU; (iii) land use tax; and (iv) various municipal charges.

FUST, FUNTTEL and FISTEL

Universal Telecommunications Services Fund (“FUST”)

Writs of mandamus were filed seeking the right to exclude revenues from interconnection and Industrial Use of Dedicated Line (“EILD”) in the FUST tax base, according to Abridgment No. 7 of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of Article 6 of Law No. 9,998/00, which are awaiting a decision from Higher Courts.

Various administrative and judicial charges by ANATEL in administrative scope for the constitution of the tax credit related to interconnection, EILD and other revenues that do not originate from the provision of telecommunication services.

On December 31, 2020, the consolidated amount involved totaled R$4,399,325  (R$4,411,759 on December 31, 2019).

Fund for Technological Development of Telecommunications (“FUNTTEL”)

Proceedings have been filed for the right not to include interconnection revenues and any others arising from the use of resources that are party of the networks in the FUNTTEL calculation basis, as determined by Law 10,052/00 and Decree No. 3,737/01, thus avoiding improper application of Article 4, paragraph 5, of Resolution 95/13.

There are several notifications of charges from the Ministry of Communications in administrative actions for constitution of the tax credit related to the interconnection, network resources and other revenues that do not originate from the provision of telecommunication services.

On December 31, 2020, the consolidated amount involved totaled R$764,655  (R$723,105 on December 31, 2019).

Telecommunications Inspection Fund (“FISTEL”)

There are judicial actions for the collection of TFI on: (i) extensions of the term of validity of the licenses for use of telephone exchanges associated with the operation of the fixed switched telephone service; and (ii) extensions of the period of validity of the right to use radiofrequency associated with the operation of the telephone service personal mobile service.

On December 31, 2020, the consolidated amount involved totaled R$2,744,617  (R$2,607,128 on December 31, 2019).

c.3) Civil provision civil contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	871,951	797,448
Possible losses	3,374,200	3,495,010

c.3.1) Civil provisions

Management, under advice of legal counsel, believes that the following civil proceedings will result in probable losses:

•

The Company is a party to proceedings involving rights to the supplementary amounts from shares calculated on community telephony plants and network expansion plans since 1996 (supplement of share proceedings). These proceedings are at different stages: lower courts, court of justice and high court of justice. On December 31, 2020, the consolidated amount involved totaled R$290,993  (R$297,641 on December 31, 2019).

•

The Company and/or its subsidiaries are party to various civil proceedings related to consumerist at the administrative and judicial level, relating to the non-provision of services and/or products sold. On December 31, 2020, the consolidated amount involved totaled R$240,810  (R$211,865 on December 31, 2019).

•

The Company and/or its subsidiaries are party to various civil proceedings of a non-consumer nature at administrative and judicial levels, all arising in the ordinary course of business. On December 31, 2020, the consolidated amount involved totaled R$340,148 (R$287,942 on December 31, 2019).

c.3.2) Possible losses - civil contingencies

Management, under advice of legal counsel, believes that losses are possible from the following civil proceedings:

•

Collective Action filed by SISTEL Participants' Association (“ASTEL”) in the state of São Paulo, in which SISTEL associates in the state of São Paulo challenge the changes made in the PAMA and claim for the reestablishment of the prior "status quo". This proceeding is still in the appeal phase and awaits a decision on the Interlocutory Appeal filed by the Company against the decision on possible admission of the appeal to higher and supreme courts filed in connection with the Court of Appeals' decision, which partially changed the decision rendering the matter groundless. In parallel, the parties formulated an agreement, filed though pending court approval. The amount cannot be estimated, and the claims cannot be settled due to their unenforceability because it entails the return to the prior plan conditions.

•

Public Civil Action proposed by the National Federation of Associations of Retirees, Pensioners and Participants in Pension Funds in the Telecommunications Sector (“FENAPAS”), in which ASTEL is an assessor against Sistel, the Company and other operators, to annul the spin-off of the PBS pension plan.  The action is claiming, in summary, the “dismantling of the supplementary pension system of Fundação Sistel”, which originated several specific PBS mirror plans, and corresponding allocations of resources from the technical surplus and tax contingency existing at the time of the spin-off. After upholding the lawsuit in the first degree and confirming the sentence at the appellate level, the Company filed an appeal for clarification. Concurrently, the National Superintendence of Complementary Social Security (“PREVIC”) intervened in the process, which caused the case to be sent to the Federal Court. The process is awaiting receipt at the Federal Court. No value has been determined nor orders settled due to their unenforceability as it involves a return to SITEL’s spun-off collection related to telecommunications operators of the former Telebrás System.

•

The Company and its subsidiaries are party to other civil claims, at several levels, related to service rendering rights. Such claims have been filed by individual consumers, civil associations representing consumer rights or by the Bureau of Consumer Protection (“PROCON”), as well as by the Federal and State Public Prosecutor's Office. The Company is also party to other claims of several types related to the ordinary course of business. On December 31, 2020, the consolidated amount totaled R$3,374,200  (R$3,495,010,626 on December 31, 2019).

•

Intellectual Property: Lune Projetos Especiais Telecomunicação Comércio e Ind. Ltda. (“Lune”), a Brazilian company, filed lawsuits on November 20, 2001 against 23 wireless carriers claiming to own the patent for a caller ID and the trademark "Bina". The purpose of the lawsuit was to interrupt provision of such service by carriers and to seek indemnification equivalent to the amount paid by consumers for using the service.

An unfavorable decision was handed down determining that the Company should refrain from selling mobile phones with the Bina ID service, subject to a daily fine of R$10 (ten thousand reais) in the event of non-compliance. Furthermore, according to that decision, the Company must pay indemnification for royalties, to be calculated on settlement. Motions for Clarification were proposed by all parties and Lune's motions for clarification were accepted since an injunctive relief in this stage of the proceedings was deemed applicable. A bill of review appeal was filed in view of the current decision which granted a stay of execution suspending that unfavorable decision until final judgment of the review. A bill of review was filed in view of the sentence handed down on September 30, 2016, by the 4th Chamber of the Court of Justice of the Federal District, in order to annul the lower court sentence and remit the proceedings back to the lower court for a new examination, which is ongoing. Management is unable to reasonably estimate the liability with respect to this claim as the expertise is in its early stages.

•

The Company and other wireless carriers are currently defendants in two class actions brought by the Public Prosecutor's Office and consumer associations challenging the defined period for use of prepaid minutes. The plaintiffs allege that the prepaid minutes should not expire after a specific period. Conflicting decisions were handed down by courts on the matter, even though the Company believes that its criteria for the period determination comply with ANATEL standards. In relation to these two ongoing lawsuits, there are appeals pending judgment by the Regional Federal Court (“TRF”) and the Superior Tax Court (“STJ”) filed by the opposing parties, due to the favorable decision obtained by the Company. The other lawsuits, already closed, had decisions in favor of the interests of the Company that have been final and unappealable.

c.4) Regulatory provision and contingencies

	Amounts involved
Nature/Degree of Risk	12.31.20	12.31.19
Provisions	1,207,331	1,145,736
Possible losses	5,617,806	5,645,107

c.4.1) Regulatory provisions

Management, under advice of legal counsel, believes the likelihood of loss of the following regulatory proceedings is probable:

The Company is a party to administrative proceedings initiated mainly by ANATEL on the grounds of alleged non-compliance with obligations in the sectoral regulations, as well as in lawsuits that discuss, in the great majority, sanctions applied by ANATEL at the administrative level.

c.4.2) Possible  losses - regulatory contingencies

Management, under advice of legal counsel believes the likelihood of loss of the following regulatory proceedings is possible:

The Company is a party to administrative proceedings filed by ANATEL (other agents, including other operators, also have claims against the Company) alleging non-compliance with the obligations set forth in industry regulations, as well as legal claims which discuss the mostly sanctions applied by ANATEL at the administrative level.

Significant cases with possible risks in the regulatory contingency portfolio include:

•

Administrative and legal proceedings that discuss how ANATEL calculates the amount of the charge due to the extension of the radio frequencies associated with the SMP. In the view of the Agency, the calculation of encumbrances should consider the application of a percentage of 2% over the entire economic benefit resulting from the provision of the STFC / SMP service. In the Company's view, however, revenues that are not part of the STFC / SMP service plans, as defined by the regulations at the time of signing the authorization terms / concession contracts, should not be considered when calculating the burden. Because of differences in interpretation, the Company filed administrative claims and lawsuits to challenge ANATEL charge collections.

•

In May 2018, the Company filed a lawsuit to annul ANATEL final decision, of March of the same year, in the records of the Procedure for Determining Noncompliance with Obligations (“PADO”) for alleged violations of the fixed telephony regulation. The principal amount of the fine imposed by ANATEL, and object of the lawsuit, totals R$211,576. On December 31, 2020 and 2019, amount including interest and indexation accruals was approximately R$485,828 and R$475,151, respectively. The Company believes that the fine imposed is illegal and not due based, fundamentally, on the following defense arguments: (i) ANATEL's error in determining the universe of users considered in the fine (the number of users affected is less than that considered by the ANATEL) and; (ii) the calculation of the penalty is disproportionate and without foundation. The lawsuit is in the lower court and currently awaits judgment, after the Company presents an expert report to support arguments to reduce the fine.

•

Arbitration Procedure No. 24690 / PFF is in progress, which is being processed at the International Chamber of Commerce (“CCI”). The procedure was proposed by “Nextel Telecomunicações Ltda.” for “Telefônica Brasil S.A.”, and addresses divergence in Industrial Exploration and Network Sharing Contracts (Ran Sharing) signed between the parties. On December 31, 2020, the amount of the procedure is estimated at R$257,653. The parties entered into an agreement involving the issues in dispute and are awaiting approval of the agreement by the Arbitral Tribunal

d)  Guarantees

The Company and its subsidiaries granted guarantees for tax, civil, labor and regulatory proceedings, as follows:

	12.31.20	12.31.19
Judicial deposits and garnishments	2,944,378	3,670,885
Letters of guarantee	2,509,089	2,608,463
Property and equipment	85,172	81,416
Total	5,538,639	6,360,764

On December 31, 2020, in addition to the guarantees presented above, the Company and its subsidiaries had amounts under short-term investment withheld by courts (except for loan-related investments) in the consolidated amount of R$46,280  (R$50,554 on December 31, 2019).